Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Assets
Property, plant and equipment	₨ 12,496,784	$ 170,013	₨ 11,801,530
Right of Use Assets	4,539,602	61,759	3,864,543
Intangible assets	694,586	9,450	679,692
Other assets	846,508	11,516	917,216
Deferred contract costs	29,887	407	38,237
Other investments	212,238	2,887	211,972
Deferred tax assets	636,472	8,659	99,346
Total non-current assets	19,456,077	264,691	17,612,536
Inventories	1,414,738	19,247	1,302,056
Trade and other receivables, net	9,722,230	132,267	12,071,983
Contract assets	7,516	102	16,113
Deferred contract costs	46,087	627	63,774
Prepayments for current assets	515,890	7,018	537,844
Restricted cash	400,971	5,455	332,605
Cash and cash equivalents	5,101,083	69,398	2,318,480
Total current assets	17,208,515	234,114	16,642,855
Total assets	36,664,592	498,805	34,255,391
Equity
Share capital	1,835,195	24,967	1,805,047
Share premium	19,628,129	267,032	19,358,022
Share based payment reserve	336,340	4,576	351,054
Other components of equity	90,381	1,230	93,617
Accumulated deficit	(8,724,570)	(118,694)	(10,256,432)
Total equity attributable to equity holders of the Company	13,165,475	179,111	11,351,308
Liabilities
Borrowings	3,642,588	49,556	3,741,106
Lease liabilities	1,772,623	24,115	1,470,099
Employee benefits	192,404	2,618	177,399
Contract liabilities	929,590	12,647	981,767
Other liabilities	40,002	544	33,420
Total non-current liabilities	6,577,207	89,480	6,403,791
Borrowings	5,766,641	78,453	4,361,631
Lease Liabilities	430,026	5,850	356,110
Bank overdraft	123,666	1,682	1,235,794
Trade and other payable	9,223,953	125,489	9,073,859
Contract liabilities	1,377,624	18,740	1,472,898
Total current liabilities	16,921,910	230,214	16,500,292
Total liabilities	23,499,117	319,694	22,904,083
Total equity and liabilities	₨ 36,664,592	$ 498,805	₨ 34,255,391